S000075203 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
iShares U.S. Long Credit Bond Index Fund | iShares U.S. Long Credit Bond Index Fund
Prospectus [Line Items]
Annual Return [Percent]	7.54%	(1.72%)	11.29%